Additional information on the consolidated statements of cash flows - Disclosure of detailed information about cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Interests received measured using the effective rate method	$ 2,891	$ 1,673
Interests paid on long-term debt	16,420	17,308
Income taxes paid	7,027	1,358
Decrease (increase) in amounts receivable	476	(4,678)
Increase in inventories	(13,075)	0
Increase in other current assets	(5,075)	(1,311)
(Decrease) increase in accounts payable and accrued liabilities	(7,325)	7,723
Changes in non-cash working capital items	(24,999)	1,734
Tax credits receivable related to exploration and evaluation assets - beginning of period	5,546	936
Tax credits receivable related to exploration and evaluation assets - end of period	$ 6,193	$ 5,546